Staff costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Staffing Costs [Abstract]
Summary of Staff Costs

	Year ended December 31,
in USD ‘000	2017	2016	2015
Wages and salaries	7,715	4,807	3,384
Social charges	993	443	337
Post-employment benefits expense	435	(51)	324
Share-based payments	8,856	2,237	3,268
Total staff costs	17,999	7,436	7,313